Subordinated debt (Tables)	12 Months Ended
Dec. 31, 2019
Subordinated debt (Tables) [Abstract]
Composition of subordinated debt

a)   Composition of subordinated debt

Maturity	On December 31 - R$ thousand
	Original term in years	Nominal amount	2019	2018
In Brazil:
Subordinated CDB:
2019 (1)		10	-	69,851
Financial bills:
2019 (1)	6		-	39,261
2019 (1)	7		-	3,490,180
2020	7	1,700	3,288	3,038
2022	7	4,305,011	6,426,671	6,010,103
2023	7	1,359,452	1,958,936	1,829,083
2024	7	67,450	87,316	80,479
2025	7	5,425,906	5,943,283	5,578,707
2019 (1)	8	-	-	31,742
2020	8	28,556	64,624	59,398
2021	8	1,236	2,364	2,192
2023	8	1,706,846	2,671,282	2,464,978
2024	8	136,695	186,376	172,590
2025	8	6,193,653	6,424,128	6,427,806
2026	8	870,300	952,807	894,417
2021	9	7,000	14,999	14,064
2024	9	4,924	8,375	7,444
2025	9	400,944	525,232	491,031
2027	9	144,900	159,920	149,211
2021	10	19,200	49,621	44,962
2022	10	54,143	118,117	108,467
2023	10	688,064	1,225,020	1,146,189
2025	10	284,137	518,242	451,136
2026	10	361,196	523,687	480,443
2027	10	258,743	319,582	295,946
2028	10	248,300	282,192	257,524
2026	11	3,400	5,009	4,622
2027	11	47,046	62,776	58,346
2028	11	74,764	91,899	84,304
Perpetual		9,201,200	9,559,967	9,254,743
Subtotal in Brazil (2)			38,185,713	40,002,257
Overseas:
2019 (1)	10	-	-	2,953,103
2021	11	6,449,120	6,619,620	6,355,614
2022	11	4,433,770	4,508,175	4,332,470
Subtotal overseas			11,127,795	13,641,187
Total			49,313,508	53,643,444

(1) Subordinated debt transactions that matured in 2019; and

(2) It includes the amount of R$36,707,680 thousand (2018 - R$34,992,913 thousand), referring to subordinated debts recognized in “Eligible Debt Capital Instruments”.

Net movement of subordinated debt

b)   Net movement of subordinated debt

	R$ thousand
	2019	2018
Opening balance on December 31	53,643,444	50,179,401
Issuance	-	10,890,606
Interest	3,708,924	3,517,067
Settlement and interest payments	(8,593,243)	(12,941,124)
Exchange variation	554,383	1,997,494
Closing balance on December 31	49,313,508	53,643,444